Revenue Information (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue Information

	2020 $	2019 $

Commercial	163,893,988	173,056,345
Medicare	28,449,283	28,849,651
Medicaid	7,889,878	7,421,432
Attorney	24,271,130	14,784,804
Workers comp	9,960,660	10,569,156
Other patient revenue	9,516,244	10,160,012

Service fees - net of allowances and discounts	243,981,183	244,841,400
Other revenue (management and ancillary fees and government grants)	7,301,666	2,594,903

	251,282,849	247,436,303